Income Taxes Components of the Provision for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current taxes:
United States			$ 57	$ 32	$ 165
International			1,577	1,397	1,209
Total current tax expense			1,634	1,429	1,374
Deferred taxes:
United States			5	5	5
International			32	(255)	(51)
Total deferred tax expense (benefit)	92	0	37	(250)	(46)
Income tax expense	$ 157	$ 288	$ 1,671	$ 1,179	$ 1,328
Effective tax rate	(4.70%)	(18.00%)	(6.40%)	(13.80%)	(265.60%)